SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

3.SHORT-TERM INVESTMENTS

The following table summarizes the Group’s balances of short-term investments:

	As of December 31,
	2024	2025
	RMB	RMB
Structured bank financial products	362,195	220,877
Time deposit	—	2,870,979
Total short-term investments	362,195	3,091,856